Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
Basis of Presentation – The Company has prepared the accompanying condensed consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to these rules and regulations. These condensed consolidated financial statements should be read in conjunction with our audited financial statements and footnotes related thereto for the year ended December 31, 2012, included in our Form 10-K filed with the SEC. In the opinion of management, the unaudited condensed consolidated financial statements include all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the Company’s financial position and the results of its operations and cash flows. The results of operations for such interim periods are not necessarily indicative of the results to be expected for the full year.
Basis of Presentation. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Consolidation, Policy [Policy Text Block]
Basis of Consolidation – The condensed consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Principles of Consolidation.  The consolidated financial statements include the financial statements of WaferGen Bio-systems, Inc. and its subsidiaries. All significant transactions and balances between the WaferGen Bio-systems, Inc. and its subsidiaries have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates – Preparing condensed consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Use of Estimates.  Preparing financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses. Actual results and outcomes could differ from these estimates and assumptions.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents. The Company considers all highly liquid debt investments with a remaining maturity of three months or less when purchased to be cash and cash equivalents.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]		Restricted Cash. Cash and cash equivalents that are restricted as to withdrawal or usage under the terms of contractual agreements are recorded as restricted cash.
Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currencies – Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s condensed consolidated statements of operations.

Foreign Currencies.  Assets and liabilities of non-U.S. subsidiaries for which the local currency is the functional currency are translated into U.S. dollars at the exchange rate on the balance sheet date. Revenues and expenses are translated at the average rates of exchange prevailing during each reporting period. Remeasurement adjustments resulting from this process are charged or credited to other comprehensive income (loss). Foreign exchange gains and losses for assets and liabilities of the Company’s non-U.S. subsidiaries for which the functional currency is the U.S. dollar are recorded in miscellaneous income (expense) in the Company’s consolidated statement of operations.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments.  The carrying amounts of accounts receivable, prepaid expenses, other assets, accounts payable, accrued payroll and related costs and other accrued expenses approximate fair value due to the short-term maturities of these instruments.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk.  Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company places its cash in commercial banks. Accounts in the United States are secured by the Federal Deposit Insurance Corporation. Accounts in Malaysia are also guaranteed by the Malaysian government. The Company’s total deposits at commercial banks usually exceed the balances insured. The Company generally requires no collateral from its customers.

Receivables, Policy [Policy Text Block]
Accounts Receivable – An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Accounts Receivable.  An allowance for doubtful accounts will be recorded based on a combination of historical experience, aging analysis, and information on specific accounts. Account balances will be written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventory, Policy [Policy Text Block]	Inventory – Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.	Inventory. Inventory is recorded at the lower of cost (first-in, first-out) or market value. Additionally, the Company evaluates its inventory in terms of excess and obsolete exposures.
Advertising Costs, Policy [Policy Text Block]		Advertising Costs. Advertising costs of nil and $32,780 were expensed as incurred in the years ended December 31, 2012 and 2011, respectively.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment.  Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Equipment	3 to 5 years
Tools and molds	3 years
Leasehold improvements	3 to 5 years, or remaining lease term if shorter
Furniture and fixtures	5 years

Costs of maintenance and repairs that do not improve or extend the lives of the respective assets are expensed as incurred. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operating expenses.

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs.  Costs incurred in connection with the issuance of debt are capitalized and amortized as interest expense using the effective interest method. The unamortized amounts are included in other assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets.  The Company continually evaluates whether events and circumstances have occurred that indicate the remaining estimated useful life of long-lived assets may warrant revision or that the remaining balance of long-lived assets may not be recoverable. When factors indicate that long-lived assets should be evaluated for possible impairment, the Company uses an estimate of the related undiscounted future cash flows over the remaining life of the long-lived assets in measuring whether they are recoverable. If the estimated undiscounted future cash flows do not exceed the carrying value of the asset, a loss is recorded as the excess of the asset’s carrying value over its fair value. No assets were determined to be impaired in 2012 and 2011.

Income Tax, Policy [Policy Text Block]

Income Taxes.  Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income in the period that includes the enactment date. Accounting for deferred tax represents the best estimate of the likely future tax consequences of events that have been recognized in the Company’s consolidated financial statements and tax returns and their future probability. A valuation allowance is recorded for loss carry-forwards and other deferred tax assets where it is more likely than not that such loss carry-forwards and deferred tax assets will not be realized. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes.

Governmental Subsidies, Policy [Policy Text Block]
Governmental Subsidies – Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized $80,096 and nil in governmental subsidies in the three months ended March 31, 2013 and 2012, respectively, which was offset against operating expenses in the statement of operations.

Governmental Subsidies.  Incentives received from governments in the form of grants are recorded as a reduction in expense in accordance with their purpose. Grants awarded for the purpose of matching specified expenditures are not recognized until a definitive agreement has been signed by both parties; thereafter income is recognized to the extent that the related expenses have been incurred. The Company recognized $243,778 in governmental subsidies in the year ended December 31, 2012, which was offset against operating expenses in the statement of operations.

Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition.  The Company recognizes revenue when (i) delivery of product has occurred or services have been rendered, (ii) there is persuasive evidence of a sale arrangement, (iii) selling prices are fixed or determinable, and (iv) collectability from the customers (individual customers and distributors) is reasonable assured. Revenue consists primarily of revenue generated from the sale of the Company’s products. Revenue is recorded when the risk and rewards of ownership are transferred to the Company’s customers (individual customers and distributors). This generally occurs when the Company’s products are shipped from its facility as title has passed. Revenue is recorded net of estimated cash discount. The Company estimates and accrues an allowance for sale returns at the time the product is sold. To date, sales returns have not been material. Distributors have a fourteen day inspection period however this period is not an acceptance provision that purports to be a trial or evaluation purpose, is not an acceptance provision that grants a right of return or exchange on the basis of subjective matters, and is not an acceptance provision based on customer-specific objective criteria. The fourteen day inspection period is an acceptance provision that is based on seller-specified objective criteria.

Revenue from multi-deliverable arrangements is recognized for each element on delivery of product or completion of service. A typical multi-deliverable arrangement would be the shipment of capital equipment to a customer, followed by the delivery of services or of expendable equipment, provided such delivery is both probable and substantially within the Company’s control. Revenue for each deliverable is allocated based on full list selling prices, although if none of the deliverables is disproportionately discounted relative to the overall discount, this allocation is approximated by using the actual selling price of each deliverable to the customer. The actual cost of revenue for each deliverable is recognized when the revenue for that deliverable is recognized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation – The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Stock-Based Compensation.  The Company measures the fair value of all stock-based awards to employees, including stock options, on the grant date and records the fair value of these awards, net of estimated forfeitures, to compensation expense over the service period. The fair value of awards to consultants is measured on the dates on which performance of services is completed, with interim valuations recorded at balance sheet dates while performance is in progress. The fair value of options is estimated using the Black-Scholes valuation model, and of restricted stock is based on the Company’s closing share price on the measurement date.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Change in Fair Value of Derivatives – The Company recognizes its warrants with certain anti-dilution protection, the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of all of its derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Change in Fair Value of Derivatives.  The Company recognizes its warrants with certain anti-dilution protection, the Series A convertible preference shares of its Malaysian subsidiary, and the conversion element of its convertible promissory notes and of the Series B convertible preference shares of its Malaysian subsidiary as derivative liabilities. Such liabilities are valued when the financial instruments are initially issued or the derivative first requires recognition and are also revalued at each reporting date, with the change in their respective fair values being recorded as a gain or loss on revaluation within other income and expenses in the statement of operations. The Company determines the fair value of all of its derivative liabilities using a Monte Carlo Simulation approach, with key input variables provided by management.

Standard Product Warranty, Policy [Policy Text Block]
Warranty Reserve – The Company’s standard warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Warranty Reserve.  The Company’s standard  warranty agreement is one year from shipment of certain products. The Company accrues for anticipated warranty costs upon shipment of these products. The Company’s warranty reserve is based on management’s judgment regarding anticipated rates of warranty claims and associated repair costs, and is updated quarterly.

Research and Development Expense, Policy [Policy Text Block]		Research and Development. Research and development costs are charged to operations as incurred.
Comprehensive Income, Policy [Policy Text Block]		Other Comprehensive Income. Other comprehensive income arises solely due to the cumulative translation adjustments which ensue from the Company’s accounting policy for foreign currencies.
Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) Per Share – Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Net Income (Loss) Per Share.  Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding plus common share equivalents from conversion of dilutive stock options, warrants, and restricted stock using the treasury method, and convertible securities using the as-converted method, except when antidilutive. In the event of a net loss, the effects of all potentially dilutive shares are excluded from the diluted net loss per share calculation as their inclusion would be antidilutive.

Reclassification, Policy [Policy Text Block]		Reclassification. Certain reclassifications have been made to prior periods’ data to conform to the current presentation. These reclassifications had no effect on reported net losses.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In March 2013, the FASB issued ASU 2013-05, “Foreign Currency Matters (Topic 830): Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”). ASU 2013-05 clarifies the circumstances under which the cumulative translation adjustment arising from the consolidation of entities for which the functional currency is not the U.S. dollar should be released into net income. The Company adopted this guidance effective January 1, 2013, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Recent Accounting Pronouncements.

In May 2011, the FASB issued ASU 2011‑04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011‑04”). ASU 2011‑04 results in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. The Company adopted this guidance effective January 1, 2012, and its adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013‑02”). ASU 2013‑02 requires entities to report the effect of reclassifications out of accumulated other comprehensive income on the respective line items in the statement of operations. The Company adopted this guidance effective October 1, 2012, and its adoption had no impact on the Company’s consolidated financial condition or results of operations.